Talcott Resolution Life Insurance Company Talcott Resolution Life Insurance Company Separate Account Seven
File No. 333-176149	PRM Select III	File No. 333-101954	Leaders Outlook II/IIR/III
File No. 333-168986	RPM II		Huntington Leaders Outlook II/IIR/III
	Huntington PRM II		Classic Leaders Outlook II/IIR/III
File No. 333-168990	PRM Select II		Wells Fargo Leaders Outlook I/IR/II
File No. 333-148564	PRM I		Leaders Select Outlook
	Huntington RPM 1		Select Leaders Outlook III
	PRM Select I	File No. 333-105270	Leaders Epic Outlook
File No. 333-148570	Leaders IV	File No. 333-69475	Leaders I/IR
	Leaders Platinum I		Leaders Solution I/IR
	Leaders / Chase III		Leaders Elite I/IR
	Huntington Leaders II	File No. 333-70153	Leaders Access II/IIR/III
	Leaders Ultra	File No. 333-91927	Leaders Plus I/IR
	Leaders Select II		Leaders Elite Plus I/IR
File No. 333-148553	Leaders Foundation		Leaders Solution Plus I/IR
File No. 333-101937	Leaders Access II/IIR/III	File No. 333-40414	Leaders Outlook I/IR
File No. 333-101942	Leaders Edge II/IIR/III		Leaders Elite Outlook I/IR
File No. 333-101948	Leaders Plus II/IIR/III		Leaders Solution Outlook I/IR
File No. 333-104356	Leaders Epic		Huntington Leaders Outlook I/IR
File No. 333-105254	Leaders Epic Plus		Classic Leaders Outlook I/IR
Leaders Epic Outlook
Talcott Resolution Life and Annuity Insurance Company Talcott Resolution Life and Annuity Insurance Company Separate Account Seven
File No. 333-174149	PRM Foundation O-Share	File No. 333-104357	Leaders Epic
File No. 333-168987	RPM II	File No. 333-105256	Leaders Epic Plus
File No. 333-16898	RPM II Series V-A	File No. 333-105272	Leaders Epic Outlook
File No. 333-148565	PRM I	File No. 333-136548	PRM Foundation II
File No. 333-148555	Leaders Edge IV	File No. 333-76425	Leaders Access I/IR
File No. 333-148566	Leaders Foundation	File No. 333-91921	Leaders Plus I/IR
File No. 333-101936	Leaders Access II/IIR/III		Leaders Solution Plus I/IR
File No. 333-101943	Leaders Edge II/IIR/III	File No. 333-40410	Leaders Outlook I/IR
File No. 333-101949	Leaders Plus II/IIR/III		Leaders Elite Outlook I/IR
File No. 333-159547	PRM V-A I		Leaders Solution Outlook I/IR

Product Information Notice dated April 6, 2020

Effective May 1, 2020, the "American Funds Global Bond Fund" will change its name to “American Funds Capital World Bond Fund.”

In addition, the fund objective is changed to:

Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments.

This Notice Should Be Retained for Future Reference.

HV-7787